Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 0
Right of use assets	964,621	$ 963,993
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	$ 100